UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

David W. O'Leary 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1. Reports to Stockholders.

MML Series Investment Fund

Semiannual Report
for the six months ended
June 30, 2005

MML Equity Index Fund

INVEST

INSURE

RETIRE

Table of Contents

Letter to Shareholders	1

Portfolio Manager Report	3

Portfolio of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	17

Other Information (Unaudited)	26

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

MML Series Investment Fund – Letter to Shareholders

To Our Shareholders

David O'Leary

"MassMutual sees some positive signs in the current economy and believes that investors should maintain a long-range approach to investing, which has proven to be more effective than attempts to react to current conditions in the markets. Ultimately, investors who are properly diversified and who adhere to a sound, long-term investment plan should be well positioned to handle any investment environment."

The year-to-date in review

For investors in both the stock and bond markets, the first six months of 2005 proved perplexing. In the three-month period ended March 31, 2005, the equity markets lost ground against a backdrop of an anticipated slowdown in the U.S. economy and lower corporate profits.

On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.

Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth.

In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to a general flight to quality. The yield curve, a graphical representation of the yields of comparable securities with different maturities, flattened further, partly in response to two more hikes in short-term interest rates by the Fed.

In this challenging investment environment, blue chips, as represented by the Dow Jones Industrial AverageSM (DJIASM)*, returned -4.71% for the six months ended June 30, 2005. The S&P 500® Index fared better, with a -0.81% return. The technology-focused Nasdaq Composite® Index and the small-cap Russell 2000® Index were also in negative territory for the period, returning -5.45% and -1.25%, respectively. Despite a strengthening of the U.S. dollar, foreign stocks outperformed most of their U.S. counterparts, as measured by the -1.17% return of the MSCI® EAFE® Index. For the same six-month period, only the fixed income market ended on positive ground, as underscored by the Lehman Brothers® Aggregate Bond Index's return of 2.51%.

The impact of higher oil prices

Late in June, crude oil prices hit a high of approximately $60 per barrel. With the price of crude oil continuing to increase, it's worth taking a closer look at some of the factors driving this market and the potential implications.

Crude oil is refined into a number of products consumers depend on for transportation, heating and other purposes. In the past few years, the commodity's price has risen sharply, as demand from Asia – particularly China – has accelerated markedly. Even the refinement process has played a role in the current situation, since underinvestment in refineries in recent years has resulted in refining capacity that is now barely adequate to meet existing needs. Finally, persistent speculator buying has been exacerbating the situation. Because crude oil futures have rewarded investors over the past few years, traders keep buying when prices dip and driving them back up.

*  Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – Letter to Shareholders (Continued)

High oil prices can act like a tax on consumers, limiting their purchases in other areas. Furthermore, because crude oil products drive so many businesses across the spectrum of industries, persistently high oil prices could act as a brake on economic growth at the same time that rising interest rates are having a similar effect.

Despite these challenges, the crude oil situation offers some reasons for optimism. Indeed, while prices are high, they do not approach their all-time highs in inflation-adjusted terms, so the overall negative impact is not as great as it might appear. Additionally, global economies appear to be taking the recent price increases in stride, perhaps because higher prices have been driven by gradually increasing demand rather than an abrupt event, such as an oil embargo. Finally, China's oil imports declined slightly in the first five months of 2005, as that nation's torrid growth rate cooled somewhat.

Outlook

Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices. MassMutual believes there are a number of favorable factors at work in the current economic environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

Given the difficulty of predicting market movements, we believe it's important for investors to stay diversified across a variety of asset classes, to keep a long-term focus and to maintain a financial plan that's in line with their financial goals, needs and risk tolerance levels. We recommend that you review your plan with your financial representative at least annually to assess your portfolio and make any changes necessary to stay on track to meet your goals.

Sincerely,

David W. O'Leary
President

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 7/1/2005 and is subject to change without notice. It is not to be construed as tax, legal or investment advice.

MML Equity Index Fund – Portfolio Manager Report

What is the investment objective of the MML Equity Index Fund?	The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index. The Fund pursues this objective by investing at least 80% of its assets in the securities of companies that make up the S&P 500 Index.

How did the Fund perform during the six months ended June 30, 2005?	For the six months ended June 30, 2005, the Fund's Class I shares returned -0.94%, lagging the -0.81% return of the S&P 500 Index, a market-capitalization-weighted, unmanaged index of 500 common stocks.

What was the investment backdrop during the period?	The first quarter saw the broader U.S. stock averages struggle unsuccessfully to remain above the break-even mark in the midst of widespread expectations for slower growth by the nation's economy and a reduction in corporate profits. On the fixed income front, bond yields fell and prices rose in January, but fears of rising inflation – especially resurgent crude oil prices – took center stage during the remainder of the quarter and reversed much of the earlier advance. Also putting pressure on bond prices was a surprisingly strong report on fourth quarter Gross Domestic Product (GDP), released at the end of February, which pegged the nation's estimated growth rate at 3.8%, up sharply from the previous estimate of 3.1%. Additionally, there were two 0.25% hikes in short-term interest rates by the Federal Reserve Board (Fed) during the first three months of 2005.
Turning to the second quarter, U.S. stocks traded indecisively, as moderately positive news on the economy and corporate earnings was tempered by high crude oil prices, rising short-term interest rates and concerns about slowing economic growth. In the bond market, Treasuries outperformed other fixed income asset classes, while investment-grade bonds outpaced high-yield securities in the corporate sector. Debt downgrades to financially troubled automakers General Motors and Ford from investment-grade to high-yield status drew bond investors' attention and contributed to an environment favoring higher-quality bonds.

What factors contributed to the Fund's performance?	In the first quarter, growth stocks outpaced value issues, and small and mid cap securities ended the period in negative territory. On a sector basis, the energy and utilities sectors posted the best performance, up 17.58% and 5.42%, respectively. However, the strong performance of these sectors was not enough to bring the S&P 500 Index into positive territory, since energy stocks account for only 8.03% of the S&P 500 Index, and utilities, just 3.06%. The two largest sectors in the S&P 500 ended the quarter with sharp losses. The financial sector, representing 20.42% of the S&P 500 Index, lost 6.38% and information technology, at 15.44% of the S&P 500 Index, dropped 7.33%. The worst-performing sector for the period was telecommunications services, down 7.78%. Against the backdrop of high oil prices and two interest hikes by the Fed, the vast majority of U.S. equity indexes posted negative returns during the period.
In the second quarter, value stocks outpaced their growth counterparts, and small and mid cap securities posted positive returns. From a sector perspective, utilities and financials sectors posted the best performance, up 9.31% and 4.33%, respectively. The health care sector, which comprises 13.49% of the S&P 500 Index, was also positive for the period, posting a return of 4.13%. The increase in the energy sector continued through the second quarter, as that sector, which represents 8.56% of the S&P 500 Index, advanced 1.99%. The worst-performing sector for the second quarter was materials, which fell 9.47%.

What is your outlook?	Stock prices have held up remarkably well against the dual threats of rising interest rates and high crude oil prices, both of which can negatively impact company earnings. We believe there are a number of favorable factors at work in the current investment environment, including a reasonably healthy U.S. economy. Other positive influences include fairly robust consumer confidence, along with interest rates and inflation that are still low by historical standards.

MML Equity Index Fund – Portfolio Manager Report (Continued)

MML Equity Index Fund

Industry Table

(% of Net Assets) on 06/30/05

Banking, Savings & Loans	11.4%
Pharmaceuticals	8.8%
Energy	8.8%
Electrical Equipment & Electronics	6.8%
Retail	5.5%
Insurance	5.3%
Computers & Information	4.0%
Financial Services	3.9%
Prepackaged Software	3.8%
Electric Utilities	3.1%
Broadcasting, Publishing & Printing	2.5%
Cosmetics & Personal Care	2.4%
Medical Supplies	2.3%
Beverages	2.2%
Aerospace & Defense	2.2%
Telephone Utilities	2.1%
Communications	2.0%
Foods	1.8%
Transportation	1.7%
Industrial - Diversified	1.7%
Commercial Services	1.6%
Chemicals	1.6%
Tobacco	1.4%
Healthcare	1.3%
Entertainment & Leisure	1.1%
Machinery & Components	0.9%
Computers & Office Equipment	0.9%
Automotive & Parts	0.8%
Data Processing & Preparation	0.8%
Apparel, Textiles & Shoes	0.7%
Household Products	0.6%
Metals & Mining	0.6%
Restaurants	0.6%
Forest Products & Paper	0.5%
Information Retrieval Services	0.4%
Communications Equipment	0.4%
Manufacturing	0.4%
Home Construction, Furnishings & Appliances	0.3%
Lodging	0.3%
Computer Integrated Systems Design	0.3%
Real Estate	0.2%
Advertising	0.2%
Building Materials & Construction	0.2%
Containers	0.2%
Toys, Games	0.1%
Air Transportation	0.1%
Photography Equipment/Supplies	0.1%
Retail - Grocery	0.1%
Industrial - Distribution	0.0%
Computer Programming Services	0.0%
Travel	0.0%
Futures	(0.0)%
Short-Term Investments and Other Assets and Liabilities	1.0%
100.0%

MML Equity Index Fund
Largest Stock Holdings (6/30/05)
General Electric Co.
Exxon Mobil Corp.
Microsoft Corp.
Citigroup, Inc.
Pfizer, Inc.
Johnson & Johnson
Bank of America Corp.
Wal-Mart Stores, Inc.
Intel Corp.
American International Group, Inc.

MML Equity Index Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index.

MML Series Investment Fund

Total Return	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/97 - 6/30/05
MML Equity Index Fund Class I	–0.94%	5.91%	–2.81%	6.09%
S&P 500 Index	–0.81%	6.32%	–2.37%	6.59%

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index.

MML Series Investment Fund

Total Return	Year to Date 1/1/05 - 6/30/05	One Year 7/1/04 - 6/30/05	Five Year Average Annual 7/1/00 - 6/30/05	Since Inception Average Annual 5/1/00 - 6/30/05
MML Equity Index Fund Class II	–0.87%	6.07%	–2.63%	–2.50%
MML Equity Index Fund Class III	–0.81%	6.22%	–2.56%	–2.43%
S&P 500 Index	–0.81%	6.32%	–2.37%	–2.23%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by accessing the website at www.massmutual.com.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. The Fund's return reflects changes in the net asset value per share without the deduction of any product charges. The inclusion of these charges would have reduced the performance shown here. Performance data quoted represents past performance; past performance is not predictive of future results.

MML Equity Index Fund – Portfolio of Investments

June 30, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 99.0%
Advertising - 0.2%
Interpublic Group of Companies, Inc.(a)	14,607	$177,913
Monster Worldwide, Inc.(a)	4,076	116,900
Omnicom Group, Inc.	6,506	519,569
		814,382
Aerospace & Defense - 2.2%
Boeing Co.	28,969	1,911,954
General Dynamics Corp.	6,907	756,593
Goodrich Corp.	4,139	169,533
Honeywell International, Inc.	29,890	1,094,871
Lockheed Martin Corp.	14,240	923,749
Northrop Grumman Corp.	12,768	705,432
Raytheon Co.	15,588	609,803
Rockwell Collins, Inc.	6,068	289,322
United Technologies Corp.	35,422	1,818,920
		8,280,177
Air Transportation - 0.1%
Delta Air Lines, Inc.(a) (b)	4,499	16,916
Southwest Airlines Co.	26,040	362,737
		379,653
Apparel, Textiles & Shoes - 0.7%
Coach, Inc.(a)	13,000	436,410
The Gap, Inc.	26,245	518,339
Jones Apparel Group, Inc.	4,196	130,244
Limited Brands	13,130	281,245
Liz Claiborne, Inc.	3,774	150,054
Nike, Inc. Cl. B	8,124	703,538
Nordstrom, Inc.	4,435	301,447
Reebok International Limited	2,056	86,002
VF Corp.	3,451	197,466
		2,804,745
Automotive & Parts - 0.8%
AutoNation, Inc.(a)	7,800	160,056
Cooper Tire & Rubber Co.(b)	2,346	43,565
Dana Corp.	5,303	79,598
Delphi Corp.	19,883	92,456
Ford Motor Co.	63,467	649,902
General Motors Corp.(b)	19,830	674,220
Genuine Parts Co.	6,129	251,841
The Goodyear Tire & Rubber Co.(a) (b)	6,165	91,858

	Number of Shares	Market Value
Harley-Davidson, Inc.	10,220	$506,912
Navistar International Corp.(a)	2,474	79,168
Paccar, Inc.	6,083	413,644
Visteon Corp.(b)	4,612	27,810
		3,071,030
Banking, Savings & Loans - 11.4%
AmSouth Bancorporation	12,559	326,534
Bank of America Corp.	139,392	6,357,669
Bank of New York Co., Inc.	27,145	781,233
BB&T Corp.(b)	19,283	770,742
Capital One Financial Corp.(b)	8,400	672,084
Citigroup, Inc.	180,344	8,337,303
Comerica, Inc.	6,069	350,788
Compass Bancshares, Inc.	3,800	171,000
Fannie Mae	33,676	1,966,678
Fifth Third Bancorp	18,322	755,050
First Horizon National Corp.	4,400	185,680
Freddie Mac	23,886	1,558,084
Golden West Financial Corp.(b)	10,010	644,444
JP Morgan Chase & Co.	121,947	4,307,168
KeyCorp	14,310	474,376
M&T Bank Corp.(b)	3,500	368,060
Marshall and Ilsley Corp.	7,300	324,485
Mellon Financial Corp.	14,894	427,309
National City Corp.	20,898	713,040
North Fork Bancorporation, Inc.	16,550	464,890
Northern Trust Corp.	8,488	386,968
Providian Financial Corp.(a)	10,302	181,624
Regions Financial Corp.	16,270	551,228
SLM Corp.	14,542	738,734
Sovereign Bancorp, Inc.	12,877	287,672
State Street Corp.	11,722	565,586
SunTrust Banks, Inc.	11,990	866,158
Synovus Financial Corp.(b)	10,963	314,309
U.S. Bancorp	63,532	1,855,134
Wachovia Corp.	54,651	2,710,690
Washington Mutual, Inc.(b)	30,376	1,235,999
Wells Fargo & Co.	58,529	3,604,216
Zions Bancorp	3,193	234,781
		43,489,716

	Number of Shares	Market Value
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	27,348	$1,251,171
Brown-Forman Corp. Cl. B	3,180	192,263
The Coca-Cola Co.	78,876	3,293,073
Coca-Cola Enterprises, Inc.	12,374	272,352
Molson Coors Brewing Co. Cl. B	2,689	166,718
The Pepsi Bottling Group, Inc.	6,938	198,496
PepsiCo, Inc.	58,008	3,128,371
		8,502,444
Broadcasting, Publishing & Printing - 2.5%
Clear Channel Communications, Inc.	17,649	545,884
Comcast Corp. Cl. A(a)	76,418	2,346,033
Dow Jones & Co., Inc.(b)	2,826	100,182
Gannett Co., Inc.	8,835	628,434
Knight Ridder, Inc.(b)	2,655	162,858
The McGraw-Hill Companies, Inc.	13,060	577,905
Meredith Corp.	1,744	85,561
New York Times Co. Cl. A(b)	5,065	157,775
Time Warner, Inc.(a)	159,908	2,672,063
Tribune Co.	10,509	369,707
Univision Communications, Inc. Cl. A(a) (b)	10,100	278,255
Viacom, Inc. Cl. B	56,268	1,801,701
		9,726,358
Building Materials & Construction - 0.2%
Louisiana-Pacific Corp.(b)	3,856	94,780
Masco Corp.(b)	15,467	491,232
Vulcan Materials Co.(b)	3,510	228,115
		814,127
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,858	473,837
Ashland, Inc.	2,503	179,891
Dow Chemical Co.	33,568	1,494,783
Du Pont (E.I.) de Nemours & Co.	34,404	1,479,716
Eastman Chemical Co.	2,700	148,905
Engelhard Corp.	4,293	122,565
Great Lakes Chemical Corp.	1,755	55,230

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hercules, Inc.(a)	4,006	$56,685
International Flavors & Fragrances, Inc.	3,246	117,570
Monsanto Co.	9,185	577,461
PPG Industries, Inc.	5,989	375,870
Praxair, Inc.	11,264	524,902
Rohm & Haas Co.	6,840	316,966
		5,924,381
Commercial Services - 1.6%
Allied Waste Industries, Inc.(a) (b)	10,960	86,913
Apollo Group, Inc. Cl. A(a)	5,888	460,559
Block (H&R), Inc.(b)	5,774	336,913
Cendant Corp.	36,442	815,208
Cintas Corp.(b)	5,290	204,194
Convergys Corp.(a)	4,916	69,906
Donnelley (R.R.) & Sons Co.	7,622	263,035
eBay, Inc.(a)	42,540	1,404,245
Ecolab, Inc.	7,716	249,690
Equifax, Inc.	4,659	166,373
Fluor Corp.	2,927	168,566
Moody's Corp.	9,492	426,760
Paychex, Inc.	12,497	406,652
PerkinElmer, Inc.	4,408	83,311
Quest Diagnostics, Inc.	6,328	337,093
Robert Half International, Inc.(b)	5,980	149,321
Ryder System, Inc.	2,182	79,861
Waste Management, Inc.	19,753	559,800
		6,268,400
Communications - 2.0%
ADC Telecommunications, Inc.(a)	3,921	85,360
Andrew Corp.(a) (b)	5,561	70,958
Avaya, Inc.(a)	15,876	132,088
Ciena Corp.(a)	19,241	40,214
Citizens Communications Co.	12,201	163,981
L-3 Communications Holdings, Inc.	3,800	291,004
Lucent Technologies, Inc.(a) (b)	152,879	444,878
Network Appliance, Inc.(a) (b)	12,420	351,113
Nextel Communications, Inc. Cl. A(a)	39,230	1,267,521
Qualcomm, Inc.	56,660	1,870,347
SBC Communications, Inc.	114,946	2,729,967
Scientific-Atlanta, Inc.	5,310	176,664

	Number of Shares	Market Value
Tellabs, Inc.(a)	16,012	$139,304
		7,763,399
Communications Equipment - 0.4%
Motorola, Inc.	85,910	1,568,717
Computer Integrated Systems Design - 0.3%
Autodesk, Inc.	8,080	277,710
Computer Sciences Corp.(a)	6,587	287,852
Parametric Technology Corp.(a)	9,034	57,637
Sun Microsystems, Inc.(a)	116,508	434,575
Teradyne, Inc.(a) (b)	6,760	80,917
Unisys Corp.(a)	11,615	73,523
		1,212,214
Computer Programming Services - 0.0%
Mercury Interactive Corp.(a)	3,070	117,765
Computers & Information - 4.0%
Apple Computer, Inc.(a)	28,452	1,047,318
Cisco Systems, Inc.(a)	221,573	4,234,260
Comverse Technology, Inc.(a)	6,822	161,340
Dell, Inc.(a)	83,947	3,316,746
EMC Corp.(a)	82,932	1,136,998
Gateway, Inc.(a)	12,490	41,217
International Business Machines Corp.	55,944	4,151,045
International Game Technology	12,016	338,250
Jabil Circuit, Inc.(a)	6,978	214,434
Lexmark International, Inc.(a)	4,464	289,401
Solectron Corp.(a)	33,581	127,272
Symbol Technologies, Inc.	8,435	83,253
		15,141,534
Computers & Office Equipment - 0.9%
Electronic Data Systems Corp.	17,771	342,092
Hewlett-Packard Co.	100,015	2,351,353
Pitney Bowes, Inc.	8,002	348,487
Xerox Corp.(a)	33,014	455,263
		3,497,195
Containers - 0.2%
Ball Corp.	3,920	140,963
Bemis Co., Inc.	3,666	97,296
Pactiv Corp.(a)	5,159	111,331
Sealed Air Corp.(a)	2,891	143,943
Temple-Inland, Inc.	4,476	166,283
		659,816

	Number of Shares	Market Value
Cosmetics & Personal Care - 2.4%
Alberto-Culver Co.	3,107	$134,626
Avon Products, Inc.	16,356	619,075
Colgate-Palmolive Co.	18,377	917,196
The Gillette Co.	34,483	1,745,874
Kimberly-Clark Corp.	16,903	1,057,959
The Procter & Gamble Co.	85,808	4,526,372
		9,001,102
Data Processing & Preparation - 0.8%
Affiliated Computer Services, Inc. Cl. A(a) (b)	4,400	224,840
Automatic Data Processing, Inc.	20,104	843,765
First Data Corp.	26,933	1,081,091
Fiserv, Inc.(a)	6,721	288,667
IMS Health, Inc.	8,024	198,754
NCR Corp.(a)	6,500	228,280
		2,865,397
Electric Utilities - 3.1%
AES Corp.(a)	22,749	372,629
Allegheny Energy, Inc.(a)	5,020	126,604
Ameren Corp.	6,481	358,399
American Electric Power Co.	13,257	488,786
Calpine Corp.(a) (b)	20,171	68,581
CenterPoint Energy, Inc.	11,063	146,142
Cinergy Corp.	6,563	294,154
CMS Energy Corp.(a) (b)	5,538	83,402
Consolidated Edison, Inc.(b)	8,450	395,798
Constellation Energy Group, Inc.	5,925	341,813
Dominion Resources, Inc.	11,778	864,387
DTE Energy Co.(b)	6,037	282,350
Duke Energy Corp.	32,135	955,374
Edison International	11,430	463,486
Entergy Corp.	7,460	563,603
Exelon Corp.(b)	23,136	1,187,571
FirstEnergy Corp.	11,557	556,007
FPL Group, Inc.	12,972	545,602
NiSource, Inc.	9,346	231,127
PG&E Corp.	12,821	481,300
Pinnacle West Capital Corp.	3,200	142,240
PPL Corp.	6,589	391,255
Progress Energy, Inc.	8,672	392,321
Public Service Enterprise Group, Inc.	8,298	504,684
Southern Co.	25,787	894,035
Teco Energy, Inc.(b)	7,261	137,306
TXU Corp.	8,377	696,045
		11,965,001

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Electrical Equipment & Electronics - 6.8%
Advanced Micro Devices, Inc.(a)	14,360	$249,002
Altera Corp.(a) (b)	12,920	256,074
American Power Conversion Corp.	6,630	156,402
Analog Devices, Inc.(b)	12,970	483,911
Applied Micro Circuits Corp.(a)	10,300	26,368
Broadcom Corp. Cl. A(a)	10,653	378,288
Emerson Electric Co.	14,557	911,705
Freescale Semiconductor, Inc. Cl. B(a)	13,525	286,459
General Electric Co.	367,693	12,740,562
Intel Corp.	214,002	5,576,892
JDS Uniphase Corp.(a)	49,988	75,982
Johnson Controls, Inc.	6,650	374,595
Kla-Tencor Corp.(b)	6,806	297,422
Linear Technology Corp.	10,630	390,015
LSI Logic Corp.(a)	13,428	114,004
Maxim Integrated Products, Inc.	11,260	430,245
Micron Technology, Inc.(a) (b)	21,217	216,626
Molex, Inc.(b)	6,490	169,000
National Semiconductor Corp.	12,396	273,084
Novellus Systems, Inc.(a)	4,850	119,844
Nvidia Corp.(a) (b)	5,800	154,976
PMC-Sierra, Inc.(a)	6,189	57,743
Qlogic Corp.(a)	3,200	98,784
Rockwell Automation, Inc.	6,368	310,185
Sanmina-SCI Corp.(a) (b)	18,052	98,744
Texas Instruments, Inc.	57,626	1,617,562
Xilinx, Inc.	12,111	308,831
		26,173,305
Energy - 8.8%
Amerada Hess Corp.	2,953	314,524
Anadarko Petroleum Corp.	8,322	683,652
Apache Corp.	11,400	736,440
BJ Services Co.(b)	5,600	293,888
Burlington Resources, Inc.	13,300	734,692
Chevron Corp.	72,744	4,067,844
ConocoPhillips	48,328	2,778,377
Devon Energy Corp.	16,370	829,632
Dynegy, Inc. Cl. A(a)	14,427	70,115
El Paso Corp.(b)	22,246	256,274
EOG Resources, Inc.	8,400	477,120
Exxon Mobil Corp.	220,634	12,679,836
Halliburton Co.	17,765	849,522
Kerr-McGee Corp.	3,813	290,970

	Number of Shares	Market Value
KeySpan Corp.(b)	5,580	$227,106
Kinder Morgan, Inc.	3,790	315,328
Marathon Oil Corp.	12,005	640,707
Nabors Industries Limited(a)	5,215	316,133
National Oilwell Varco, Inc.(a)	5,800	275,732
Nicor, Inc.(b)	1,489	61,302
Noble Corp.	4,740	291,557
Occidental Petroleum Corp.	13,804	1,061,942
Peoples Energy Corp.	1,257	54,629
Rowan Companies, Inc.	3,721	110,551
Schlumberger Limited	20,439	1,552,138
Sempra Energy	8,117	335,313
Sunoco, Inc.(b)	2,393	272,036
Transocean, Inc.(a)	11,227	605,921
Unocal Corp.(b)	9,257	602,168
Valero Energy Corp.	8,900	704,079
The Williams Companies, Inc.	19,218	365,142
Xcel Energy, Inc.(b)	14,172	276,637
XTO Energy, Inc.	12,299	418,043
		33,549,350
Entertainment & Leisure - 1.1%
Brunswick Corp.	3,239	140,313
Harrah's Entertainment, Inc.	6,323	455,699
News Corp., Inc. Cl. A	100,300	1,622,854
The Walt Disney Co.	71,222	1,793,370
		4,012,236
Financial Services - 3.9%
American Express Co.	40,772	2,170,294
Apartment Investment & Management Co. Cl. A(b)	3,400	139,128
Archstone-Smith Trust REIT	6,200	239,444
Bear Stearns Companies, Inc.	3,958	411,395
CIT Group, Inc.	7,300	313,681
Countrywide Financial Corp.(b)	20,154	778,146
E Trade Financial Corp.(a)	12,900	180,471
Federated Investors, Inc. Cl. B	3,700	111,037
Franklin Resources, Inc.	7,028	541,015
The Goldman Sachs Group, Inc.	15,325	1,563,457
Huntington Bancshares, Inc.(b)	8,234	198,769

	Number of Shares	Market Value
Janus Capital Group, Inc.(b)	8,150	$122,576
Lehman Brothers Holdings, Inc.(b)	9,572	950,308
MBNA Corp.	44,321	1,159,437
Merrill Lynch & Co., Inc.	32,169	1,769,617
Morgan Stanley	37,991	1,993,388
PNC Financial Services Group, Inc.	9,949	541,823
Price (T. Rowe) Group, Inc.	4,400	275,440
ProLogis Trust REIT	6,500	261,560
The Schwab (Charles) Corp.	40,261	454,144
Simon Property Group, Inc. REIT(b)	7,700	558,173
		14,733,303
Foods - 1.8%
Archer-Daniels-Midland Co.	21,661	463,112
Campbell Soup Co.(b)	11,402	350,840
ConAgra Foods, Inc.	17,772	411,600
General Mills, Inc.	12,608	589,928
Heinz (H. J.) Co.	12,122	429,361
The Hershey Co.(b)	7,744	480,902
Kellogg Co.	12,264	545,012
The Kroger Co.(a) (b)	25,518	485,608
McCormick & Co., Inc.	4,700	153,596
Safeway, Inc.(b)	15,460	349,241
Sara Lee Corp.	27,165	538,139
Starbucks Corp.(a)	13,830	714,458
SuperValu, Inc.	4,621	150,691
Sysco Corp.	22,130	800,885
Wrigley (Wm.) Jr. Co.	6,934	477,337
		6,940,710
Forest Products & Paper - 0.5%
Georgia-Pacific Corp.	8,970	285,246
International Paper Co.	17,189	519,280
MeadWestvaco Corp.	6,301	176,680
OfficeMax, Inc.	2,442	72,698
Plum Creek Timber Co., Inc. REIT	6,500	235,950
Weyerhaeuser Co.	8,590	546,754
		1,836,608
Healthcare - 1.3%
Caremark Rx, Inc.(a)	15,700	698,964
Express Scripts, Inc.(a) (b)	5,200	259,896
HCA, Inc.	14,576	826,022
Health Management Associates, Inc. Cl. A(b)	8,500	222,530
Humana, Inc.(a) (b)	5,503	218,689

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Laboratory Corp. of America Holdings(a) (b)	4,800	$239,520
Manor Care, Inc.	3,032	120,461
Tenet Healthcare Corp.(a) (b)	16,259	199,010
UnitedHealth Group, Inc.	43,880	2,287,903
		5,072,995
Home Construction, Furnishings & Appliances - 0.3%
Centex Corp.(b)	4,346	307,132
KB Home(b)	3,142	239,515
Leggett & Platt, Inc.	6,650	176,757
Maytag Corp.(b)	2,786	43,629
Pulte Homes, Inc.	4,122	347,279
Whirlpool Corp.(b)	2,569	180,113
		1,294,425
Household Products - 0.6%
Black & Decker Corp.(b)	2,850	256,073
The Clorox Co.	5,270	293,644
Corning, Inc.(a)	48,491	805,920
Fortune Brands, Inc.	4,980	442,224
Newell Rubbermaid, Inc.(b)	9,535	227,314
Sherwin-Williams Co.	4,429	208,562
Snap-On, Inc.	2,153	73,848
The Stanley Works	3,005	136,848
		2,444,433
Industrial – Distribution - 0.0%
Grainger (W.W.), Inc.	3,232	177,081
Industrial – Diversified - 1.7%
3M Co.	26,672	1,928,386
Cooper Industries Limited Cl. A	3,214	205,375
Danaher Corp.(b)	9,710	508,221
Eaton Corp.	5,294	317,111
Illinois Tool Works, Inc.	9,643	768,354
ITT Industries, Inc.	3,237	316,028
Textron, Inc.	4,732	358,922
Tyco International Limited	70,074	2,046,161
		6,448,558
Information Retrieval Services - 0.4%
Yahoo!, Inc.(a)	45,816	1,587,524
Insurance - 5.3%
ACE Limited	10,000	448,500
Aetna, Inc.	10,298	852,880
AFLAC, Inc.	17,520	758,266
Allstate Corp.	23,104	1,380,464
Ambac Financial Group, Inc.	3,875	270,320

	Number of Shares	Market Value
American International Group, Inc.	89,970	$5,227,257
Aon Corp.	11,046	276,592
Chubb Corp.	6,673	571,276
Cigna Corp.	4,640	496,619
Cincinnati Financial Corp.	5,782	228,736
The Hartford Financial Services Group, Inc.(b)	10,258	767,093
Jefferson-Pilot Corp.	4,720	237,982
Lincoln National Corp.(b)	6,041	283,444
Loews Corp.	5,558	430,745
Marsh & McLennan Companies, Inc.	18,342	508,073
MBIA, Inc.(b)	4,975	295,067
Metlife, Inc.	25,432	1,142,914
MGIC Investment Corp.	3,489	227,553
Principal Financial Group, Inc.	10,600	444,140
Progressive Corp.	7,048	696,413
Prudential Financial, Inc.	18,100	1,188,446
Safeco Corp.	4,559	247,736
St. Paul Travelers Companies	23,363	923,539
Torchmark Corp.	3,726	194,497
UnumProvident Corp.(b)	10,270	188,146
WellPoint, Inc.(a)	21,406	1,490,714
XL Capital Limited Cl. A(b)	4,927	366,667
		20,144,079
Lodging - 0.3%
Hilton Hotels Corp.	13,391	319,375
Marriott International, Inc. Cl. A	7,064	481,906
Starwood Hotels & Resorts Worldwide, Inc.	7,140	418,190
		1,219,471
Machinery & Components - 0.9%
Baker Hughes, Inc.	11,598	593,354
Caterpillar, Inc.	11,952	1,139,145
Cummins, Inc.(b)	1,539	114,825
Deere & Co.	8,743	572,579
Dover Corp.	7,235	263,209
Ingersoll-Rand Co. Cl. A	5,983	426,887
Pall Corp.	4,492	136,377
Parker-Hannifin Corp.	4,214	261,310
		3,507,686
Manufacturing - 0.4%
American Standard Companies, Inc.	6,300	264,096
Applied Materials, Inc.	57,006	922,357
Avery Dennison Corp.	3,828	202,731
Millipore Corp.(a)	1,715	97,292
		1,486,476

	Number of Shares	Market Value
Medical Supplies - 2.3%
Agilent Technologies, Inc.(a)	14,983	$344,909
Allergan, Inc.	4,707	401,225
Applied Biosystems Group-Applera Corp.	6,738	132,536
Bard (C.R.), Inc.	3,620	240,766
Bausch & Lomb, Inc.	1,892	157,036
Baxter International, Inc.	21,292	789,933
Becton, Dickinson & Co.	8,748	459,008
Biomet, Inc.	8,755	303,273
Boston Scientific Corp.(a)	26,622	718,794
Fisher Scientific International(a)	4,100	266,090
Guidant Corp.	11,288	759,682
Medtronic, Inc.	42,081	2,179,375
St. Jude Medical, Inc.(a)	12,344	538,322
Stryker Corp.	13,100	623,036
Tektronix, Inc.	3,120	72,602
Thermo Electron Corp.(a)	5,554	149,236
Waters Corp.(a)	4,200	156,114
Zimmer Holdings, Inc.(a)	8,522	649,121
		8,941,058
Metals & Mining - 0.6%
Alcoa, Inc.	30,088	786,199
Allegheny Technologies, Inc.	3,144	69,357
Freeport-McMoRan Copper & Gold, Inc. Cl. B	6,233	233,364
Newmont Mining Corp.	15,809	617,025
Nucor Corp.(b)	5,912	269,705
Phelps Dodge Corp.	3,285	303,863
United States Steel Corp.	3,954	135,899
		2,415,412
Pharmaceuticals - 8.8%
Abbott Laboratories	53,798	2,636,640
AmerisourceBergen Corp.(b)	3,676	254,195
Amgen, Inc.(a)	42,906	2,594,097
Biogen Idec, Inc.(a)	11,537	397,450
Bristol-Myers Squibb Co.(b)	67,942	1,697,191
Cardinal Health, Inc.	14,869	856,157
Chiron Corp.(a)	5,460	190,499
Eli Lilly & Co.	39,480	2,199,431
Forest Laboratories, Inc.(a)	11,780	457,653
Genzyme Corp.(a)	8,600	516,774
Gilead Sciences, Inc.(a)	15,044	661,786
Hospira, Inc.(a)	5,439	212,121
Johnson & Johnson	103,112	6,702,280

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
King Pharmaceuticals, Inc.(a)	8,867	$92,394
McKesson Corp.	10,587	474,192
Medco Health Solutions, Inc.(a)	9,420	502,651
Medimmune, Inc.(a)	8,564	228,830
Merck & Co., Inc.	76,843	2,366,764
Mylan Laboratories, Inc.(b)	9,800	188,552
Pfizer, Inc.	257,727	7,108,111
Schering-Plough Corp.	51,788	987,079
Sigma-Aldrich Corp.	2,384	133,599
Watson Pharmaceutical, Inc.(a)	3,970	117,353
Wyeth	46,556	2,071,742
		33,647,541
Photography Equipment/Supplies - 0.1%
Eastman Kodak Co.(b)	9,960	267,426
Prepackaged Software - 3.8%
Adobe Systems, Inc.(b)	16,612	475,435
BMC Software, Inc.(a)	8,065	144,767
Citrix Systems, Inc.(a)	6,092	131,953
Computer Associates International, Inc.	18,823	517,256
Compuware Corp.(a)	13,878	99,783
Electronic Arts, Inc.(a) (b)	10,600	600,066
Intuit, Inc.(a)	6,610	298,177
Microsoft Corp.	348,328	8,652,468
Novell, Inc.(a) (b)	13,976	86,651
Oracle Corp.(a)	153,261	2,023,045
Siebel Systems, Inc.	18,118	161,250
SunGard Data Systems, Inc.(a)	10,000	351,700
Symantec Corp.(a)	24,800	539,152
Veritas Software Corp.(a)	14,846	362,242
		14,443,945
Real Estate - 0.2%
Equity Office Properties Trust REIT	14,160	468,696
Equity Residential REIT	9,900	364,518
		833,214
Restaurants - 0.6%
Darden Restaurants, Inc.	5,492	181,126
McDonald's Corp.	43,877	1,217,587
Wendy's International, Inc.	3,975	189,409
Yum! Brands, Inc.	10,198	531,112
		2,119,234

	Number of Shares	Market Value
Retail - 5.5%
AutoZone, Inc.(a)	2,354	$217,651
Bed Bath & Beyond, Inc.(a)	10,450	436,601
Best Buy Co., Inc.	10,330	708,122
Big Lots, Inc.(a)	3,874	51,292
Circuit City Stores, Inc.	6,800	117,572
Costco Wholesale Corp.	16,342	732,448
CVS Corp.	27,606	802,506
Dillards, Inc. Cl. A	3,001	70,283
Dollar General Corp.	11,314	230,353
Family Dollar Stores, Inc.(b)	5,951	155,321
Federated Department Stores, Inc.	5,863	429,641
The Home Depot, Inc.	74,437	2,895,599
J.C. Penney Co., Inc.	9,409	494,725
Kohl's Corp.(a)	11,523	644,251
Lowe's Companies, Inc.(b)	26,682	1,553,426
The May Department Stores Co.	10,232	410,917
Office Depot, Inc.(a)	10,765	245,873
RadioShack Corp.(b)	5,505	127,551
Sears Holdings Corp.(a)	3,308	495,770
Staples, Inc.	25,759	549,182
Target Corp.	30,568	1,663,205
Tiffany & Co.	4,992	163,538
TJX Companies, Inc.	16,676	406,061
Toys R Us, Inc.(a)	7,462	197,594
Walgreen Co.	35,304	1,623,631
Wal-Mart Stores, Inc.	116,012	5,591,778
		21,014,891
Retail – Grocery - 0.1%
Albertson's, Inc.(b)	12,747	263,608
Telephone Utilities - 2.1%
Alltel Corp.(b)	11,408	710,490
AT&T Corp.	28,184	536,623
BellSouth Corp.(b)	63,820	1,695,697
CenturyTel, Inc.	4,931	170,761
Qwest Communications International, Inc.(a)	60,058	222,815
Sprint Corp. (FON Group)(b)	51,435	1,290,504
Verizon Communications, Inc.	96,329	3,328,167
		7,955,057
Tobacco - 1.4%
Altria Group, Inc.	72,029	4,657,395
Reynolds American, Inc.(b)	4,100	323,080
UST, Inc.(b)	6,022	274,965
		5,255,440

	Number of Shares	Market Value
Toys, Games - 0.1%
Hasbro, Inc.(b)	6,191	$128,711
Mattel, Inc.	14,489	265,149
		393,860
Transportation - 1.7%
Burlington Northern Santa Fe Corp.	13,386	630,213
Carnival Corp.	18,285	997,447
CSX Corp.	7,465	318,457
FedEx Corp.	10,503	850,848
Norfolk Southern Corp.	13,689	423,811
Union Pacific Corp.	9,117	590,782
United Parcel Service, Inc. Cl. B	38,600	2,669,576
		6,481,134
Travel - 0.0%
Sabre Holdings Corp.	4,731	94,383
TOTAL EQUITIES (Cost $351,807,563)		378,621,996
	Principal Amount
SHORT-TERM INVESTMENTS - 8.9%
Cash Equivalents - 8.0%(d)
ABN Amro Bank NV Eurodollar Time Deposit 3.250% 08/05/2005	$328,231	328,231
American Beacon Money Market Fund	886,089	886,089
Bank of America Bank Note 3.270% 07/18/2005	454,317	454,317
Bank of America Bank Note 3.270% 08/30/2005	843,731	843,731
Bank of Montreal Eurodollar Time Deposit 3.010% 07/01/2005	1,249,686	1,249,686
Barclays Eurodollar Time Deposit 3.160% 07/14/2005	649,024	649,024
Barclays Eurodollar Time Deposit 3.250% 07/26/2005	653,926	653,926
BGI Institutional Money Market Fund	2,547,224	2,547,224
BNP Paribas Eurodollar Time Deposit 3.000% 07/01/2005	454,317	454,317
Calyon Eurodollar Time Deposit 3.310% 07/01/2005	389,414	389,414

(Continued)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 3.085% 07/22/2005	$389,414	$389,414
Citigroup Eurodollar Time Deposit 3.100% 07/25/2005	902,021	902,021
Dexia Group Eurodollar Time Deposit 3.205% 07/20/2005	324,512	324,512
Dexia Group Eurodollar Time Deposit 3.240% 07/21/2005	324,512	324,512
Federal Home Loan Bank Discount Note 2.977% 07/01/2005	801,450	801,450
First Tennessee National Corporation Eurodollar Time Deposit 3.220% 08/09/2005	116,959	116,959
Fortis Bank Eurodollar Time Deposit 3.110% 07/05/2005	451,536	451,536
Fortis Bank Eurodollar Time Deposit 3.250% 07/25/2005	458,106	458,106
Fortis Bank Eurodollar Time Deposit 3.250% 08/04/2005	649,024	649,024
Fortis Bank Eurodollar Time Deposit 3.270% 07/07/2005	519,219	519,219
Freddie Mac Discount Note 3.208% 07/26/2005	319,944	319,944
Freddie Mac Discount Note 3.244% 08/16/2005	778,828	778,828
General Electric Capital Corp 3.252% 07/06/2005	649,024	649,024
General Electric Capital Corp 3.253% 07/08/2005	519,219	519,219
Goldman Sachs Financial Square Prime Obligations Money Market Fund	592,638	592,638
Harris Trust & Savings Bank 3.295% 11/04/2005	621,599	621,599
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 3.150% 08/08/2005	324,512	324,512

	Principal Amount	Market Value
HSBC Banking/ Holdings PLC Eurodollar Time Deposit 3.250% 08/05/2005	$389,414	$389,414
JP Morgan Chase & Co. Eurodollar Time Deposit 3.200% 07/20/2005	649,024	649,024
Merrimac Cash Fund, Premium Class	1,029,005	1,029,005
Morgan Stanley Dean Witter & Co. 3.518% 07/19/2005	1,298,047	1,298,047
National Australia Bank Eurodollar Time Deposit 3.260% 07/06/2005	259,609	259,609
National Australia Bank Eurodollar Time Deposit 3.375% 07/01/2005	778,828	778,828
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.165% 08/09/2005	503,974	503,974
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit 3.240% 08/03/2005	233,649	233,649
Rabobank Nederland Eurodollar Time Deposit 3.170% 07/18/2005	649,024	649,024
Rabobank Nederland Eurodollar Time Deposit 3.350% 07/01/2005	525,136	525,136
Royal Bank of Canada Eurodollar Time Deposit 3.250% 07/07/2005	389,414	389,414
Royal Bank of Canada Eurodollar Time Deposit 3.260% 07/28/2005	649,024	649,024
Royal Bank of Scotland Eurodollar Time Deposit 3.240% 08/08/2005	713,926	713,926
Royal Bank of Scotland Eurodollar Time Deposit 3.250% 08/04/2005	519,219	519,219
Royal Bank of Scotland Eurodollar Time Deposit 3.270% 07/29/2005	519,219	519,219
Societe Generale Eurodollar Time Deposit 3.200% 08/08/2005	259,609	259,609
Societe Generale Eurodollar Time Deposit 3.240% 08/09/2005	429,581	429,581
Societe Generale Eurodollar Time Deposit 3.280% 08/01/2005	649,024	649,024

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 3.220% 08/05/2005	$649,024	$649,024
The Bank of the West Eurodollar Time Deposit 3.270% 07/27/2005	194,707	194,707
Toronto Dominion Bank Eurodollar Time Deposit 3.250% 08/02/2005	649,024	649,024
UBS AG Eurodollar Time Deposit 3.250% 08/09/2005	324,512	324,512
Wells Fargo Eurodollar Time Deposit 3.270% 07/21/2005	649,022	649,022
Wells Fargo Eurodollar Time Deposit 3.270% 08/01/2005	649,024	649,024
		30,758,515
Repurchase Agreement - 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 06/30/2005, 2.01%, due 07/01/2005(e)	2,954,329	2,954,329
U.S. Treasury Bills - 0.1%
U.S. Treasury Bill(c) 2.805% 07/14/2005	385,000	384,610
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		34,097,454
TOTAL INVESTMENTS - 107.9% (Cost $385,905,017)(f)		412,719,450
Other Assets/ (Liabilities) - (7.9%)		(30,360,220)
NET ASSETS - 100.0%		$382,359,230

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan.

(c)  This security is held as collateral for open futures contracts. (Note 2).

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $2,954,494. Collateralized by U.S. Government Agency obligation with a rate of 6.375%, maturity date of 4/25/2017, and an aggregate market value, including accrued interest, of $3,102,046.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (Unaudited)
Assets:
Investments, at value (cost $351,807,563) (Note 2)	$378,621,996
Short-term investments, at amortized cost (Note 2)	34,097,454
Total Investments (including securities on loan with market values of $29,721,026)	412,719,450
Cash	2,904
Receivables from:
Investment adviser (Note 3)	19,910
Fund shares sold	30,077
Interest and dividends	528,111
Prepaid expenses	51,622
Total assets	413,352,074
Liabilities:
Payables for:
Fund shares repurchased	38,087
Variation margin on open futures contracts (Note 2)	24,009
Securities on loan (Note 2)	30,758,515
Directors' fees and expenses (Note 3)	71,227
Affiliates (Note 3):
Investment management fees	31,863
Administration fees	39,495
Accrued expense and other liabilities	29,648
Total liabilities	30,992,844
Net assets	$382,359,230
Net assets consist of:
Paid-in capital	$371,455,851
Undistributed net investment income	3,022,543
Accumulated net realized loss on investments and futures contracts	(18,882,088)
Net unrealized appreciation on investments and futures contracts	26,762,924
$382,359,230
Class I shares:
Net assets	$77,786,295
Shares outstanding	5,271,619
Net asset value, offering price and redemption price per share	$14.76
Class II shares:
Net assets	$171,744,213
Shares outstanding	11,639,046
Net asset value, offering price and redemption price per share	$14.76
Class III shares:
Net assets	$132,828,722
Shares outstanding	9,013,259
Net asset value, offering price and redemption price per share	$14.74

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Financial Statements (Continued)

Statement of Operations

Six months ended June 30, 2005 (Unaudited)
Investment income (Note 2):
Dividends	$3,515,088
Interest (including securities lending income of $14,890)	49,210
Total investment income	3,564,298
Expenses (Note 2):
Investment management fees (Note 3)	193,277
Shareholder reporting fees	10,195
Trustee reporting	2,307
Directors' fees (Note 3)	63,586
Custody fees	26,070
Audit and legal fees	19,381
Proxy fees	457
315,273
Administration fees (Note 3):
Class I	120,030
Class II	165,175
Class III	33,166
Total expenses	633,644
Expenses waived (Note 3)	(25,358)
Class II Administration fees waived (Note 3)	(43,467)
Class III Administration fees waived (Note 3)	(33,166)
Net expenses	531,653
Net investment income	3,032,645
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(3,688,666)
Closed futures contracts	91,153
Net realized loss	(3,597,513)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,176,755)
Open futures contracts	(130,055)
Net unrealized loss	(3,306,810)
Net realized and unrealized loss	(6,904,323)
Net decrease in net assets resulting from operations	$(3,871,678)

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,032,645	$7,085,355
Net realized loss on investment transactions and futures contracts	(3,597,513)	(5,329,330)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,306,810)	38,239,207
Net increase (decrease) in net assets resulting from operations	(3,871,678)	39,995,232
Distributions to shareholders (Note 2):
From net investment income:
Class I	-	(1,343,883)
Class II	-	(3,190,498)
Class III	-	(2,549,489)
Total distributions from net investment income	-	(7,083,870)
Net fund share transactions (Note 5):
Class I	(6,441,148)	1,433
Class II	(10,714,780)	(19,877,415)
Class III	(2,949,570)	(11,810,653)
Decrease in net assets from net fund share transactions	(20,105,498)	(31,686,635)
Total increase (decrease) in net assets	(23,977,176)	1,224,727
Net assets:
Beginning of period	406,336,406	405,111,679
End of period (including undistributed net investment income of $3,022,543 and distributions in excess of net investment income of $10,102, respectively)	$382,359,230	$406,336,406

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class I
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Year ended 12/31/00
Net asset value, beginning of period	$14.90		$13.71	$10.83	$14.14	$16.27	$18.13
Income (loss) from investment operations:
Net investment income	0.10	***	0.22 ***	0.16 ***	0.14 ***	0.14 ***	0.16	***
Net realized and unrealized gain (loss) on investments	(0.24)		1.21	2.88	(3.31)	(2.14)	(1.88)
Total income (loss) from investment operations	(0.14)		1.43	3.04	(3.17)	(2.00)	(1.72)
Less distributions to shareholders:
From net investment income	-		(0.24)	(0.16)	(0.14)	(0.07)	(0.14)
From net realized gains	-		-	-	-	(0.06)	-
Total distributions	-		(0.24)	(0.16)	(0.14)	(0.13)	(0.14)
Net asset value, end of period	$14.76		$14.90	$13.71	$10.83	$14.14	$16.27
Total Return(a)	(0.94	)% **	10.42%	28.08%	(22.46)%	(12.32)%	(9.53)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$77,786		$85,138	$78,597	$58,454	$81,535	$82,798
Ratio of expenses to average daily net assets:
Before expense waiver	0.46	% *	0.44%	0.44%	0.44%	0.45%	0.45%
After expense waiver#	0.45	% *	N/A	N/A	N/A	N/A	0.45%
Net investment income to average daily net assets	1.39	% *	1.60%	1.37%	1.16%	0.92%	0.89%
Portfolio turnover rate	2	% **	4%	5%	6%	5%	3%
	Class II
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00†
Net asset value, beginning of period	$14.89		$13.70	$10.82	$14.13	$16.26	$17.96
Income (loss) from investment operations:
Net investment income	0.11	***	0.25 ***	0.19 ***	0.17 ***	0.16 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.24)		1.20	2.87	(3.32)	(2.14)	(1.68)
Total income (loss) from investment operations	(0.13)		1.45	3.06	(3.15)	(1.98)	(1.55)
Less distributions to shareholders:
From net investment income	-		(0.26)	(0.18)	(0.16)	(0.09)	(0.15)
From net realized gains	-		-	-	-	(0.06)	-
Total distributions	-		(0.26)	(0.18)	(0.16)	(0.15)	(0.15)
Net asset value, end of period	$14.76		$14.89	$13.70	$10.82	$14.13	$16.26
Total Return(a)	(0.87	)% **	10.60%	28.31%	(22.29)%	(12.18)%	(8.63	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$171,744		$184,271	$188,869	$125,942	$74,636	$56,998
Ratio of expenses to average daily net assets:
Before expense waiver	0.35	% *	0.33%	0.33%	0.33%	0.34%	0.34	% *
After expense waiver#	0.29	% *	0.27%	0.25%	0.26%	0.29%	0.29	% *
Net investment income to average daily net assets	1.56	% *	1.75%	1.56%	1.37%	1.08%	1.10	% *
Portfolio turnover rate	2	% **	4%	5%	6%	5%	3	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of Class I for the year ended December 31, 2000 and the six months ended June 30, 2005 and of Class II for the period May 1, 2000 through December 31, 2000, the years ended December 31, 2001, 2002, 2003 and 2004 and the six months ended June 30, 2005.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all the periods shown.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class III
	Six months ended 6/30/05 (Unaudited)		Year ended 12/31/04	Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01	Period ended 12/31/00†
Net asset value, beginning of period	$14.86		$13.67	$10.80	$14.10	$16.27	$17.96
Income (loss) from investment operations:
Net investment income	0.12	***	0.26 ***	0.20 ***	0.18 ***	0.19 ***	0.15	***
Net realized and unrealized gain (loss) on investments	(0.24)		1.21	2.86	(3.31)	(2.19)	(1.67)
Total income (loss) from investment operations	(0.12)		1.47	3.06	(3.13)	(2.00)	(1.52)
Less distributions to shareholders:
From net investment income	-		(0.28)	(0.19)	(0.17)	(0.11)	(0.17)
From net realized gains	-		-	-	-	(0.06)	-
Total distributions	-		(0.28)	(0.19)	(0.17)	(0.17)	(0.17)
Net asset value, end of period	$14.74		$14.86	$13.67	$10.80	$14.10	$16.27
Total Return(a)	(0.81	)% **	10.77%	28.38%	(22.18)%	(12.30)%	(8.50	)% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$132,829		$136,927	$137,646	$115,070	$154,588	$34,111
Ratio of expenses to average daily net assets:
Before expense waiver	0.21	% *	0.19%	0.19%	0.19%	0.20%	0.20	% *
After expense waiver##	0.15	% *	0.14%	0.14%	0.14%	0.15%	0.15	% *
Net investment income to average daily net assets	1.69	% *	1.88%	1.67%	1.46%	1.32%	1.25	% *
Portfolio turnover rate	2	% **	4%	5%	6%	5%	3	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

##  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund for the period May 1, 2000 through December 31, 2000, the years ended December 31, 2001, 2002, 2003, 2004 and the six months ended June 30, 2005.

(a)  Total Return information shown in the Financial Highlights table does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MML Series Investment Fund ("MML Trust'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a no-load, open end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following is a series of the Trust (referred to as the "Fund"): MML Equity Index Fund ("Equity Index Fund").

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual'') for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trust's Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the Fund's value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against

Notes to Financial Statements (Unaudited) (Continued)

U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   The Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At June 30, 2005, the Fund loaned securities having the following market value, collateralized by cash, which was invested in short-term instruments in the following amount:

	Securities on Loan	Collateral
Equity Index Fund	$29,721,026	$30,758,515

As securities lending agent, the Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, the Trust earned securities lending agent fees in the following amounts:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Equity Index Fund	$408,106	$(393,216)	$14,890

Repurchase Agreements
   The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is the Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code''), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed

Notes to Financial Statements (Unaudited) (Continued)

securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Fund.

Foreign Currency Translation
   The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Fund and the amount actually received.

  Forward Foreign Currency Contracts
   The Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2005, the Fund had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments
   The Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Fund uses forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Fund records a realized gain or loss equal to the difference between the value of the

Notes to Financial Statements (Unaudited) (Continued)

contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Fund monitors exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At June 30, 2005, the Fund had no open forward commitments, delayed delivery transactions or when issued securities.

Financial Futures Contracts
   The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund at June 30, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
Equity Index Fund – Future Contracts
BUYS 11	S&P 500 Index	09/15/05	$3,287,625	$(45,741)
9	S&P 500 Index	09/16/05	537,975	(5,768)
				$(51,509)

Allocation of Operating Activity
   In maintaining the records for the Equity Index Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

Foreign Securities
   The Fund may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3.  Management Fees and Other Transactions

Investment Management Fees
   Under an agreement between the Trust and MassMutual on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for this service, MassMutual receives an advisory fee quarterly from the Fund at the annual rate of 0.10% of the average daily net asset value of the Fund.

MassMutual has entered into an investment sub-advisory agreement with Northern Trust Investments, N.A. ("Northern Trust") for the Fund. MassMutual pays a sub-advisory fee to Northern Trust based upon the aggregate net assets under management which include (1) the average daily net assets of the Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which Northern Trust provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

Administration & Shareholder Service Fees
   Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Class III shares.

Expense Waivers
   For each class of the Fund, MassMutual has agreed, at least through April 30, 2006, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II or Class III shares.

Other
   Certain officers and trustees of the Fund are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Fund.

Deferred Compensation
   Trustees of the Fund that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the six months ended June 30, 2005, no significant amounts have been deferred.

Notes to Financial Statements (Unaudited) (Continued)

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2005, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Equity Index Fund	$-	$7,758,911
Sales	Equity Index Fund	$-	$25,443,001

5.  Capital Share Transactions
   The Fund is authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for the Fund are as follows:

	Six months ended June 30, 2005		Year ended December 31, 2004
	Shares	Amount	Shares	Amount
Equity Index Fund Class I
Sold	148,077	$2,179,482	1,190,416	$16,724,615
Issued as reinvestment of dividends	-	-	90,073	1,343,884
Redeemed	(589,134)	(8,620,630)	(1,299,529)	(18,067,066)
Net increase (decrease)	(441,057)	$(6,441,148)	(19,040)	$1,433
Equity Index Fund Class II
Sold	756,461	$11,112,727	1,537,829	$21,537,619
Issued as reinvestment of dividends	-	-	213,984	3,190,498
Redeemed	(1,491,594)	(21,827,507)	(3,163,722)	(44,605,532)
Net increase (decrease)	(735,133)	$(10,714,780)	(1,411,909)	$(19,877,415)
Equity Index Fund Class III
Sold	9,071	$132,060	19,216	$267,033
Issued as reinvestment of dividends	-	-	171,337	2,549,488
Redeemed	(208,829)	(3,081,630)	(1,043,953)	(14,627,174)
Net increase (decrease)	(199,758)	$(2,949,570)	(853,400)	$(11,810,653)

6.  Federal Income Tax Information
   At June 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation
Equity Index Fund	$385,905,017	$71,501,920	$(44,687,487)	$26,814,433

At December 31, 2004, the Fund had available, for Federal income tax purposes, unused capital losses:

	Expiring 2010	Expiring 2011	Expiring 2012
Equity Index Fund	$6,501,477	$110,945	$2,367,627

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Notes to Financial Statements (Unaudited) (Continued)

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Equity Index Fund	$7,083,870	$-	$-

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain/ (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation*
Equity Index Fund	$-	$(8,980,049)	$(1,207,997)	$24,963,103

*  Includes unrealized appreciation (depreciation) on investments, derivatives and foreign currency denominated assets and liabilities if any.

The Fund elected to defer to January 1, 2005 post-October losses:

Amount
Equity Index Fund	$1,178,443

7.  Proxy Voting (Unaudited)
   A description of the policies and procedures that the Fund's investment adviser and sub-adviser use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

8.  Quarterly Reporting (Unaudited)
   The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.  Trustees' Approval of Investment Advisory Contracts (Unaudited)
   At a meeting held on February 7, 2005, the Board of Trustees of the Trust, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or the Sub-Adviser, Northern Trust (the "Independent Trustees"), approved the Advisory Agreement and Sub-Advisory Agreement for the Equity Index Fund (the "Fund"). In preparation for the meeting, the Trustees requested, and the Adviser and Sub-Adviser provided in advance of the meeting, certain materials relevant to the consideration of the Advisory Agreement and Sub-Advisory Agreement. The Trustees also requested, and received in advance of the meeting, a fee study report with respect to a series of the MassMutual Select Funds with investment objectives and strategies similar to those of the Fund, prepared by an independent third-party vendor (the "Third-Party Report"). The Third-Party Report presented information concerning advisory fees, total expense ratios and investment performance that compared the MassMutual Select Fund to a peer group identified by the third-party vendor. The Trustees also received in board materials in advance of the meeting memoranda prepared by Fund counsel and by counsel to the Independent Trustees addressing their duties and responsibilities

Notes to Financial Statements (Unaudited) (Continued)

in approving the Advisory Agreement and Sub-Advisory Agreement, including identification of types of information relevant to such consideration.

  Representatives of the third-party vendor preparing the Third-Party Report requested by the Trustees were present for a portion of the meeting and made a presentation to the Trustees with respect to this Report. Such representatives also addressed questions posed by the Trustees concerning the Report. At the meeting, representatives of the Adviser made an extensive presentation concerning the Adviser's operations and capabilities as well as the investment strategy to be pursued by the Fund and Northern Trust's capabilities in managing such a strategy.

  In approving the Advisory Agreement, the Trustees took note of the fact that the Adviser would delegate substantially all responsibility for furnishing a continuous investment program for the Fund, and making investment decisions with respect to the Fund's assets, to Northern Trust. The Trustees examined the Adviser's ability to provide investment oversight, administrative and shareholder services to the Fund. The Trustees also considered the experience and qualifications of the personnel of the Adviser that would be performing, or overseeing the performance of, the services to be provided to the Fund and the needs of the Fund for administrative and shareholder services. Based on the above, the Trustees concluded that the resources to be devoted by the Adviser were appropriate to fulfill effectively its duties under the Advisory Agreement.

  The Trustees considered a number of factors they believed to be relevant to the interests of shareholders of the Fund. Such factors included (i) the ability of the Adviser to monitor the operations and performance of the Fund's Sub-Adviser, (ii) the financial condition, stability and business strategy of the Adviser, (iii) the ability of the Adviser with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Fund, (iv) possible economies of scale, and (v) any conditions affecting the Adviser's future provision of high quality services to the Fund. The Trustees concluded that the anticipated scope and quality of the services to be provided by the Adviser were satisfactory, in light of market conditions, the resources to be dedicated by the Adviser and its integrity, personnel, and financial resources, to merit approval of the Advisory Agreement.

  The Trustees took into account the estimated profitability of the Fund to the Adviser and the so-called "fallout benefits" to the Adviser, such as any reputational value derived from serving as investment adviser to the Fund.

  Based on the foregoing, the Trustees concluded that the fee to be paid to the Adviser under the Advisory Agreement and the Fund's total expenses were fair and reasonable, given the anticipated scope and quality of the services to be rendered by the Adviser.

  In approving the Sub-Advisory Agreement with respect to the Fund, the Trustees considered a wide range of information about, among other things: Northern Trust and its personnel with responsibilities for providing services to the Fund; the terms of the Sub-Advisory Agreement; the scope and quality of services to be provided to the Fund under the Sub-Advisory Agreement; and the fee payable to Northern Trust by the Adviser. The Trustees did not generally review the profitability of Northern Trust based on the fact that the sub-advisory fees were paid by the Adviser and on the conclusion that, accordingly, the sub-advisory fees were being negotiated at arm's-length. The Trustees were also informed that Northern Trust may receive research services from brokers in connection with portfolio securities transactions for the Fund and that research services furnished by brokers through which the Fund effects securities transactions may be used by Northern Trust in advising other accounts that it advises. Conversely, research services furnished to Northern Trust in connection with other accounts Northern Trust advises may be used by Northern Trust in advising the Fund.

  Based on the foregoing, the Trustees concluded that the investment processes, research capabilities and philosophies of Northern Trust would be well suited to the Fund, given its investment objectives and policies.

Notes to Financial Statements (Unaudited) (Continued)

  Following their review, the Trustees determined that the terms of the Advisory Agreement and Sub-Advisory Agreement were fair and reasonable with respect to the Fund and were in the best interests of the Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreement and the Sub-Advisory Agreement.

  Prior to the votes being taken to approve the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Other Information (Unaudited)

Fund Expenses
June 30, 2005 (Unaudited)

Expense Examples	The following information is in regards to expenses for the six month period ended June 30, 2005:
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the six month period ended June 30, 2005.

Actual Expenses	The first line of each table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Other Information (Unaudited) (Continued)

The Fund incurs ongoing operating expenses during the normal course of business, such as management fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2005, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

Equity Index Fund Class I
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$990.60	$2.22
2) Hypothetical	1,000.00	1,022.56	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class II
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.30	$1.43
2) Hypothetical	1,000.00	1,023.36	1.45

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class III
	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$991.90	$0.74
2) Hypothetical	1,000.00	1,024.05	0.75

*  Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2005 of 0.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4540_a   805

Item 2. Code of Ethics.   (annual only)

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.  (annual only)

 Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.  (annual only)

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.  (annual only)

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 10. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.